Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	SCHWAB STRATEGIC TRUST
Entity Central Index Key	0001454889
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 27, 2023
Document Effective Date	Dec. 27, 2023
Prospectus Date	Dec. 27, 2023
Schwab High Yield Bond ETF | Schwab High Yield Bond ETF
Prospectus:
Trading Symbol	SCYB
Schwab International Dividend Equity ETF | Schwab International Dividend Equity ETF
Prospectus:
Trading Symbol	SCHY
Schwab International Equity ETF | Schwab International Equity ETF
Prospectus:
Trading Symbol	SCHF
Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Prospectus:
Trading Symbol	SCHC
Schwab Emerging Markets Equity ETF | Schwab Emerging Markets Equity ETF
Prospectus:
Trading Symbol	SCHE
Schwab U.S. Broad Market ETF | Schwab U.S. Broad Market ETF
Prospectus:
Trading Symbol	SCHB
Schwab 1000 Index ETF | Schwab 1000 Index ETF
Prospectus:
Trading Symbol	SCHK
Schwab U.S. Large-Cap ETF | Schwab U.S. Large-Cap ETF
Prospectus:
Trading Symbol	SCHX
Schwab U.S. Large-Cap Growth ETF | Schwab U.S. Large-Cap Growth ETF
Prospectus:
Trading Symbol	SCHG
Schwab U.S. Large-Cap Value ETF | Schwab U.S. Large-Cap Value ETF
Prospectus:
Trading Symbol	SCHV
Schwab U.S. Mid-Cap ETF | Schwab U.S. Mid-Cap ETF
Prospectus:
Trading Symbol	SCHM
Schwab U.S. Small-Cap ETF | Schwab U.S. Small-Cap ETF
Prospectus:
Trading Symbol	SCHA
Schwab U.S. Dividend Equity ETF | Schwab U.S. Dividend Equity ETF
Prospectus:
Trading Symbol	SCHD